Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - Previously Reported - $ / shares	Oct. 31, 2025	Oct. 31, 2024
Class A Ordinary Shares
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	495,000,000	495,000,000
Ordinary shares, shares issued (in Shares)	11,250,000	10,000,000
Ordinary shares, shares outstanding (in Shares)	11,250,000	10,000,000
Class B Ordinary Shares
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	5,000,000	5,000,000
Ordinary shares, shares issued (in Shares)	5,000,000	5,000,000
Ordinary shares, shares outstanding (in Shares)	5,000,000	5,000,000